Note 4 - Revenue and Segmental Information (Details Textual)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Number of Operating Segments		5
Number of major customers representing more than 10 percent of revenue	1	0	1	1